Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

Short-term Borrowings under lines of credit

Short-term borrowings of $96,648 and $117,850 at December 31, 2013 and 2012, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2013 and 2012 were 4.00% and 4.93%, respectively.

Excluding amounts available under the 2012 Credit Agreement (see Note 11 below), at December 31, 2013 and 2012, the Company had $232,943 and $261,825 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

Short-term Borrowings from related parties

From time to time during each of the years presented, the Company received advances under the existing loan agreements with Fresenius SE for those years. During the year ended December 31, 2013, the Company received advances ranging from €3,200 to €99,946 with interest rates ranging from 1.363% to 1.541%. During the year ended December 31, 2012, the Company received advances ranging from €8,300 to €196,400 with interest rates ranging from 1.365% to 1.838%. For further information on short-term borrowings from related party outstanding at December 31, 2013 and 2012, see Note 3 c. Annual interest expense on these borrowings during the years presented was $547, $1,458 and $2,362 for the years 2013, 2012 and 2011, respectively.